Related Party Transactions (Details Textual)	1 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended				3 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended																1 Months Ended		3 Months Ended						12 Months Ended		12 Months Ended
	Apr. 23, 2012	Jun. 30, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 30, 2012 USD ($)	Dec. 23, 2011 First Business Bank [Member] USD ($)	Mar. 31, 2012 First Business Bank [Member] USD ($)	Dec. 31, 2012 First Business Bank [Member] USD ($)	Dec. 31, 2011 First Business Bank [Member] USD ($)	Dec. 31, 2010 First Business Bank [Member] USD ($)	Dec. 31, 2009 First Business Bank [Member] USD ($)	Oct. 31, 2012 Manager [Member] USD ($)	Apr. 23, 2012 Manager [Member]	Jun. 30, 2011 Manager [Member] USD ($) Fee	Jun. 30, 2011 Manager [Member] EUR (€) Fee	Sep. 30, 2012 Manager [Member] USD ($)	Dec. 31, 2012 Manager [Member] USD ($)	Dec. 31, 2011 Manager [Member] USD ($)	Dec. 31, 2010 Manager [Member] USD ($)	Dec. 31, 2009 Manager [Member]	Mar. 31, 2012 Manager [Member] USD ($)	Jun. 30, 2011 Manager [Member] Minimum [Member] USD ($)	Jun. 30, 2011 Manager [Member] Maximum [Member] USD ($)	Dec. 31, 2012 Manager [Member] Management Fees [Member] USD ($)	Dec. 31, 2011 Manager [Member] Management Fees [Member] USD ($)	Dec. 31, 2010 Manager [Member] Management Fees [Member] USD ($)	Dec. 31, 2012 Manager [Member] Services Fees [Member] USD ($)	Dec. 31, 2011 Manager [Member] Services Fees [Member] USD ($)	Dec. 31, 2010 Manager [Member] Services Fees [Member] USD ($)	Dec. 31, 2012 Manager [Member] Superintendent Fees [Member] USD ($)	Dec. 31, 2011 Manager [Member] Superintendent Fees [Member] USD ($)	Dec. 31, 2010 Manager [Member] Superintendent Fees [Member] USD ($)	Dec. 31, 2012 Manager [Member] Other Expenses [Member] USD ($)	Dec. 31, 2011 Manager [Member] Other Expenses [Member] USD ($)	Dec. 31, 2010 Manager [Member] Other Expenses [Member] USD ($)	Dec. 31, 2011 Manager [Member] Relocation Expenses [Member] USD ($)	Dec. 31, 2011 Manager [Member] Management Fees and Supervision Expenses [Member] USD ($)	Dec. 31, 2010 Manager [Member] Management Fees and Supervision Expenses [Member] USD ($)	Jun. 30, 2011 Manager [Member] Criteria for Monthly Techincal Management Fee [Member] Fee	Oct. 31, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Apr. 23, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Sep. 30, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Jun. 30, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Mar. 31, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Sep. 30, 2011 Non Executive Member of Board of Directors [Member] USD ($)	Jun. 30, 2011 Non Executive Member of Board of Directors [Member] USD ($)	Mar. 31, 2011 Non Executive Member of Board of Directors [Member] USD ($)	Dec. 31, 2012 Non Executive Member of Board of Directors [Member] USD ($)	Mar. 30, 2011 Non Executive Member of Board of Directors [Member] USD ($)	Dec. 31, 2012 Ship Brokering Firm [Member] USD ($)	Dec. 31, 2011 Ship Brokering Firm [Member] USD ($)	Dec. 31, 2010 Ship Brokering Firm [Member] USD ($)	Dec. 31, 2012 Management [Member]	Dec. 31, 2012 Board of Directors [Member]
Related Party Monthly Technical Management Fee																		$ 18,975					$ 16,500	$ 18,975
Office Space Rental Due, Share Percentage		65.00%
Related Party Monthly Services Fee																		136,275					118,500	136,275
Common and Maintenance Expenses, Share Percentage		65.00%
Reimbursement of Expenses															144,000	100,000
Maximum Euro Exchange Rate for Monthly Technical Management Fee															1.30	1.30																								1.30
Maximum Euro Exchange Rate for Monthly Services Fee															1.35	1.35																								1.35
Superintendant Attendance and Other Direct Expenses Per Day															400
Manager Fee Percentage on Gross Freight															1.25%	1.25%
Manager Commission Percentage on Gross Purchase Sale Price															1.00%	1.00%
Commissions related to Vessels Disposals																		0	261,000
Commercial Agreement Commissions																		174,000	371,000	728,000
Termination Fee																		89,020,000
Stock Authorized for Issuance in Lieu of Related Party Fee	166,069												219,650	166,069			219,650	302,870																							32,679	19,964	32,679	32,679	32,679	19,964	19,964	19,964	53,020						641,639
Management Fees Payable						926,000							807,000				807,000	538,000				926,000																					0	0	0	0	0		0	0
Board Fees Payable																																									152,000	155,000	152,000	152,000	152,000	155,000	155,000	0	48,000
Related Party Transaction, Expenses from Transactions with Related Party																		4,560,000	4,451,000	3,826,000					2,404,000	1,900,000	1,978,000	1,985,000	1,609,000	1,439,000	134,000	146,000	178,000	37,000	179,000	117,000	144,000	473,000	114,000
Stock Based Compensation Expense Included In Management and Services Fee																		1,037,000
Stock Issued During Period, Shares, Issued for Services																																																	52,643
Stock Based Compensation Expense Included In Management and Services Fee Gross																		1,442,000
Gain on Stock Issued to Manager Included in Management and Services Fee																		405,000
Stock Approved for Issuance During Period, Shares, Issued for Services																		355,890
Management and Board Fees Payable																		586,000
Due from Related Parties, Current			346,000	563,000																																															94,000	84,000
General and Administrative Expense			4,443,000	4,734,000	4,494,000													143,000	178,000	204,000
Proceeds from Related Party Debt												27,750,000
Due to Related Parties, Noncurrent									23,237,000			21,750,000
Related Party Loan Proceeds Utilized for Additional Liquidity												6,000,000
Interest Expense, Related Party									1,115,000	812,000	893,000
Debt Instrument, Periodic Payment							837,500	1,675,000	837,500
Debt Instrument, Periodic Payment, Interest							197,000		197,000
Commissions			$ (874,000)	$ (1,777,000)	$ (3,357,000)																																														$ 43,000	$ 56,000	$ 175,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																					25,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																																																						12,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																																																						7,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Year One																																																						5,000
Debt Instrument, Debt Default, Description of Notice of Default			On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default.						On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default